6. EQUITY TRANSACTIONS (Details - Warrants exercisable) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Warrants outstanding	1,430,738	1,414,190	1,512,946
Weighted Average Exercise Price, outstanding	$ 6.84	$ 5.00	$ 5.50
Warrants exercisable	1,473,738
$5.00 or Below
Warrants outstanding	528,657
Weighted Average Remaining Life (Years)	3 years 9 months 7 days
Weighted Average Exercise Price, outstanding	$ 2.62
Warrants exercisable	528,657
Weighted Average Exercise Price, exercisable	$ 2.62
$5.20 - $9.00
Warrants outstanding	605,152
Weighted Average Remaining Life (Years)	4 years 4 months 13 days
Weighted Average Exercise Price, outstanding	$ 6.66
Warrants exercisable	605,152
Weighted Average Exercise Price, exercisable	$ 6.66
$9.65 - $15.00
Warrants outstanding	296,929
Weighted Average Remaining Life (Years)	4 years 8 months 16 days
Weighted Average Exercise Price, outstanding	$ 14.70
Warrants exercisable	296,929
Weighted Average Exercise Price, exercisable	$ 14.70